OTHER LIABILITIES	3 Months Ended
Mar. 31, 2021
Other Liabilities Disclosure [Abstract]
OTHER LIABILITIES	OTHER LIABILITIES
A summary of Other liabilities as of March 31, 2021 and December 31, 2020 is as follows:

	March 31, 2021	December 31, 2020
	(in millions)
Advances on buy-back agreements	$1,154	$1,355
Warranty and campaign programs	997	995
Marketing and sales incentive programs	1,313	1,324
Tax payables	711	654
Accrued expenses and deferred income	673	672
Accrued employee benefits	643	681
Lease liabilities	428	453
Legal reserves and other provisions	325	332
Contract reserve	388	389
Contract liabilities(1)	1,332	1,381
Restructuring reserve	69	76
Other	1,065	1,100
Total	$9,098	$9,412
(1)Contract liabilities include $709 million and $740 million at March 31, 2021 and December 31, 2020, respectively, for future rents related to buy-back agreements.
Warranty and Campaign Programs
CNH Industrial pays for basic warranty and other service action costs. A summary of recorded activity for the three months ended March 31, 2021 and 2020 for the basic warranty and accruals for campaign programs are as follows:

	Three Months Ended March 31,
	2021	2020
	(in millions)
Balance at beginning of period	$995	$919
Current year additions	202	184
Claims paid	(164)	(169)
Currency translation adjustment and other	(36)	(47)
Balance at end of period	$997	$887
Restructuring Expense
The Company incurred restructuring expenses of $2 million and $5 million during the three months ended March 31, 2021 and 2020, respectively.